Insurance Contract Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Disclosure of insurance contract receivables and changes in premiums
Insurance contract receivables were comprised as follows:

	December 31, 2018	December 31, 2017
Insurance premiums receivable	2,949.8	2,752.3
Reinsurance premiums receivable	1,082.1	1,086.4
Funds withheld receivable	800.9	659.8
Other	307.5	218.7
Provision for uncollectible balances	(29.6)	(30.3)
	5,110.7	4,686.9
Changes in the insurance premiums receivable and reinsurance premiums receivable balances for the years ended December 31 were as follows:

	Insurance premiums receivable		Reinsurance premiums receivable
	2018	2017	2018	2017
Balance – January 1	2,752.3	1,906.2	1,086.4	788.8
Gross premiums written	11,895.0	9,329.9	3,633.3	2,877.6
Premiums collected	(10,344.5)	(8,075.2)	(2,772.1)	(2,323.3)
Recovery (impairments)	—	0.5	(1.7)	(0.7)
Amounts due to brokers and agents	(1,220.4)	(932.3)	(842.7)	(686.4)
Acquisitions of subsidiaries (note 23)	4.0	604.1	—	445.2
Divestiture of subsidiary (note 23)	—	(64.7)	—	(48.5)
Foreign exchange effect and other	(136.6)	(16.2)	(21.1)	33.7
Balance – December 31	2,949.8	2,752.3	1,082.1	1,086.4